Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

As at	December 31, 2020			December 31, 2019
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(16)	$10	$27	$(15)	$12
Electricity service agreements	—	—	—	9	(8)	1
Energy services relationships	90	(45)	45	91	(27)	64
Software	304	(133)	171	304	(102)	202
Land rights	1	—	1	1	—	1
Commodity contracts	332	(20)	312	327	(21)	306
	$753	$(214)	$539	$759	$(173)	$586

Amortization expense related to intangible assets for the year ended December 31, 2020 was $68 million (2019 - $80 million).

As at December 31, 2020, the Corporation excluded $176 million (December 31, 2019 - $185 million) from the asset base subject to amortization. Items excluded relate to gas transportation capacity contracts, software assets under development, and assets with an indefinite life.
The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2021	$75
2022	$72
2023	$60
2024	$39
2025	$15
Thereafter	$102